Reportable Segments (Equity in earnings of unconsolidated affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated affiliates	$ 270	$ 276	$ 332
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated affiliates	336	469	332
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Equity in earnings from unconsolidated affiliates	$ (66)	$ (193)	$ 0